Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Net loss	$ (5,262)	$ (1,004)	$ (23,013)	$ (4,596)
Adjustments to reconcile net loss to net cash used in operating activities
Amortization of discount on notes payable	0	109	242	140
Non-cash accrued interest related to convertible notes			341	72
Change in fair value of convertible notes derivative liability			602	27
Change in fair value of forward option - prepaid forward contracts	1,654	0	10,170	0
Gain on sale of recycled shares	(1,306)	0	1	0
PPP loan forgiveness			0	(91)
Stock-based compensation	505	4	1,311	14
Amortization of deferred financing costs	4	0
Non-cash accrued interest related to notes payable	0	61
Non-cash conversion of accrued expenses into notes payable	0	96
Non-cash fair value of discount on issuance of notes payable	0	(52)
Non-cash fair value of derivative liability on issuance of notes payable	0	52
Change in fair value of notes payable	0	23
Change in fair value of convertible note	(100)	0
Changes in operating assets and liabilities
Other receivables	12	0	4	0
Inventory			0	55
Prepaid expenses	318	(185)	(1,073)	12
Accounts payable	1,095	114	1,548	(297)
Accrued expenses and other current liabilities			2,073	(450)
Accrued expenses	786	195
Net cash used in operating activities	(2,294)	(587)	(7,794)	(5,114)
Cash flows from financing activities
Proceeds from issuance of convertible note	3,000	0	1,681	2,746
Proceeds from recapitalization			9,961	0
Payment of recapitalization transaction costs			(1,211)	0
Proceeds from PIPE investors			7,000	0
Payment for forward contracts			(11,940)	0
Proceeds from sale of recycled shares	1,870	0	40	0
Proceeds from notes payable	100	284	1,878	0
Payment of notes payable	(2,596)	0	(15)
Proceeds from PPP loan			0	91
Repayment of Government loans			(63)	0
Repayment of PPP loan			0	(20)
Payment of convertible note	(10)	0
Proceeds from issuance of shares	1,108	0
Payment of commitment fee - equity line of credit	(500)	0
Net cash provided by financing activities	2,972	284	7,331	2,817
Net increase (decrease) in cash	678	(303)	(463)	(2,297)
Cash, beginning of period	47	510	510	2,807
Cash, end of period	725	207	47	510
Supplemental disclosure of cash flow information
Cash paid for income taxes			1	0
Cash paid for interest	508	0	6	0
Supplemental disclosure of noncash financing activities
Conversion of Series A-2 Preferred stock into Series B Preferred stock			2,400	151
Conversion of Preferred stock to common stock			73,349	0
Conversion of convertible notes to common stock			5,989	0
Recapitalization transaction costs in accounts payable			294	0
Recapitalization transaction costs in notes payable			2,209	0
Value of derivative liability on issuance of convertible notes			52	499
Non-cash conversion of accrued expenses into convertible notes			96	114
Other receivables of cash in transit for convertible notes			$ 0	$ 58
Issuance of convertible note warrants	$ 500	$ 0